GROUP ENTITIES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
GROUP ENTITIES	GROUP ENTITIES
Significant Subsidiaries

As at December 31		Ownership Interest
(percentages)	Jurisdiction	2024	2023
Pembina Pipeline	Alberta	100	100
Pembina Empress NGL Partnership	Alberta	100	100
Pembina Holding Canada L.P.	Alberta	100	100
Pembina Infrastructure and Logistics L.P.	Alberta	100	100
Pembina Midstream Limited Partnership	Alberta	100	100
Pembina Oil Sands Pipeline L.P.	Alberta	100	100
Pembina West Limited Partnership	Alberta	100	100
Alliance Pipeline Limited Partnership	Alberta	100	50
Alliance Pipeline L.P.	Delaware U.S.	100	50
Pembina Cochin LLC	Delaware U.S.	100	100